Investments in associates and joint ventures (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pravaler S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	50.92%	51.94%
Percentage interest in voting capital	41.67%	41.97%
Porto Seguro Itau Unibanco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		42.93%
Percentage interest in voting capital		42.93%
B S F Holding S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		49.00%
Percentage interest in voting capital		49.00%
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	15.71%	15.71%
Percentage interest in voting capital	16.00%	16.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		31.42%
Percentage interest in voting capital		31.42%
Rias Redbanc S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		25.00%
Percentage interest in voting capital		25.00%
Kinea Private Equity Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	49.00%	49.00%
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	28.05%	28.05%
Percentage interest in voting capital	28.95%	28.95%
C I P S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		22.89%
Percentage interest in voting capital		23.33%
Prex Holding L L C [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	30.00%	30.00%
Percentage interest in voting capital	30.00%	30.00%
Banfurlnternational S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	30.00%	30.00%
Percentage interest in voting capital	30.00%	30.00%
Biomas Servicos Ambientais Restauracaoe Carbono S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		16.67%
Percentage interest in voting capital		16.67%
Rede Agro Fidelidadee Intermediacao S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		12.82%
Percentage interest in voting capital		12.82%
Avenue Holding Cayman [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		35.00%
Percentage interest in voting capital		35.00%
Olimpia Promocaoe Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
Conect Car Solucoesde Mobilidade Eletronica S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
T O T V S Techfin S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		50.00%